Intangible assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,150
Balance at end of period	6,410
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	852
Balance at end of period	677
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	284
Balance at end of period	5,730
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	14
Balance at end of period	3
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,880
Acquisitions through business combinations	5,956
Effects of foreign exchange	(20)
Balance at end of period	7,816
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,335
Acquisitions through business combinations	0
Effects of foreign exchange	(15)
Balance at end of period	1,320
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	502
Acquisitions through business combinations	5,956
Effects of foreign exchange	(5)
Balance at end of period	6,453
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	43
Acquisitions through business combinations	0
Effects of foreign exchange	0
Balance at end of period	43
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(730)
Amortization	692
Effects of foreign exchange	16
Balance at end of period	(1,406)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(483)
Amortization	168
Effects of foreign exchange	8
Balance at end of period	(643)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(218)
Amortization	512
Effects of foreign exchange	7
Balance at end of period	(723)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(29)
Amortization	12
Effects of foreign exchange	1
Balance at end of period	$ (40)